TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

14 Trade and other payables

	2023	2022
	$ million	$ million
Trade and other payables due within one year
Trade and other payables	1,016	1,029
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	28	43
Acquisition consideration	11	26
	1,055	1,098
Other payables due after one year
Acquisition consideration	25	66
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	–	13
Other payables	10	11
	35	90

The acquisition consideration includes $32m (2022: $78m) contingent upon future events.

The acquisition consideration due after more than one year is expected to be payable as follows: $9m in 2025, $2m in 2026 and $14m in 2027 (2022: $29m in 2024, $35m in 2025, $2m in 2026).